FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA-6

Years Ended December 31, 2022 and 2021

Transamerica Life Insurance Company

Separate Account VA-6

Financial Statements

Years Ended December 31, 2022 and 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA-6

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA-6 indicated in the table below as of December 31, 2022, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA-6 as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for each of the two years in the period ended December 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

AB Growth and Income Class A Shares	MFS® Growth Initial Class
AB Large Cap Growth Class A Shares	MFS® Investors Trust Initial Class
Alger Growth & Income Class I-2 Shares	MFS® Research Initial Class
BNY Mellon VIF Appreciation Initial Shares	MS VIF Core Plus Fixed Income Class I Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	MS VIF Emerging Markets Equity Class I Shares
Invesco V.I. High Yield Series I Shares	MS VIF Global Strategist Class I Shares
Janus Henderson - Balanced Institutional Shares	TA BlackRock Government Money Market Initial Class
Janus Henderson - Global Research Institutional Shares	TA WMC US Growth Initial Class

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA-6 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA-6 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

1

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2023

We have served as the auditor of one or more of the subaccounts of Separate Account VA-6 since 2014.

2

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Growth and Income Class A Shares	50,262.230	$1,471,735	$1,457,605	$-	$1,457,605	30,027	$48.543898	$48.543898

AB Large Cap Growth Class A Shares	46,882.006	2,494,953	2,761,350	(6)	2,761,344	56,435	48.930044	48.930044

Alger Growth & Income Class I-2 Shares	114,830.788	1,948,005	2,653,740	(4)	2,653,736	57,199	46.394693	46.394693

BNY Mellon VIF Appreciation Initial Shares	65,593.451	2,503,081	2,094,399	5	2,094,404	47,659	43.946028	43.946028

BNY Mellon VIF Opportunistic Small Cap Initial Shares	23,361.120	955,675	920,195	(1)	920,194	33,054	27.838772	27.838772

Invesco V.I. High Yield Series I Shares	63,339.572	333,824	285,028	(5)	285,023	221,384	1.287458	1.287458

Janus Henderson - Balanced Institutional Shares	130,505.050	4,202,670	5,226,727	(24)	5,226,703	101,244	51.624655	51.624655

Janus Henderson - Global Research Institutional Shares	36,059.561	1,429,571	1,803,699	1	1,803,700	62,769	28.735575	28.735575

MFS® Growth Initial Class	29,420.257	1,512,525	1,412,761	-	1,412,761	28,313	49.897792	49.897792

MFS® Investors Trust Initial Class	28,881.267	850,519	931,998	4	932,002	25,530	36.506777	36.506777

MFS® Research Initial Class	13,245.597	374,222	367,433	(1)	367,432	8,960	41.008365	41.008365

MS VIF Core Plus Fixed Income Class I Shares	72,426.630	766,074	612,005	-	612,005	33,526	18.254624	18.254624

MS VIF Emerging Markets Equity Class I Shares	19,846.644	285,490	236,572	-	236,572	9,945	23.787699	23.787699

MS VIF Global Strategist Class I Shares	39,825.127	383,469	304,264	-	304,264	17,598	17.289319	17.289319

TA BlackRock Government Money Market Initial Class	1,326,915.590	1,326,916	1,326,916	(27)	1,326,889	1,217,766	1.089609	1.089609

TA WMC US Growth Initial Class	342,531.580	10,306,043	8,885,269	24	8,885,293	163,031	54.500770	54.500770

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Assets and Liabilities

December 31, 2022

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

AB Growth and Income Class A Shares	$1,444,122	$13,483	$1,457,605

AB Large Cap Growth Class A Shares	2,761,344	-	2,761,344

Alger Growth & Income Class I-2 Shares	2,649,646	4,090	2,653,736

BNY Mellon VIF Appreciation Initial Shares	2,011,533	82,871	2,094,404

BNY Mellon VIF Opportunistic Small Cap Initial Shares	917,272	2,922	920,194

Invesco V.I. High Yield Series I Shares	283,793	1,230	285,023

Janus Henderson - Balanced Institutional Shares	5,122,137	104,566	5,226,703

Janus Henderson - Global Research Institutional Shares	1,803,700	-	1,803,700

MFS® Growth Initial Class	1,412,761	-	1,412,761

MFS® Investors Trust Initial Class	902,328	29,674	932,002

MFS® Research Initial Class	367,432	-	367,432

MS VIF Core Plus Fixed Income Class I Shares	602,540	9,465	612,005

MS VIF Emerging Markets Equity Class I Shares	236,572	-	236,572

MS VIF Global Strategist Class I Shares	304,264	-	304,264

TA BlackRock Government Money Market Initial Class	1,260,163	66,726	1,326,889

TA WMC US Growth Initial Class	8,796,639	88,654	8,885,293

See accompanying notes.	4

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	AB Growth and Income Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	Alger Growth & Income Class I-2 Shares Subaccount	BNY Mellon VIF Appreciation Initial Shares Subaccount

Net Assets as of December 31, 2020:	$1,449,231	$3,776,017	$2,949,869	$2,358,015

Investment Income:
Reinvested Dividends	13,432	-	36,812	11,006
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,403	53,903	43,382	33,765

Net Investment Income (Loss)	(7,971)	(53,903)	(6,570)	(22,759)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	275,423	231,049	234,749
Realized Gain (Loss) on Investments	86,128	296,187	300,852	79,169

Net Realized Capital Gains (Losses) on Investments	86,128	571,610	531,901	313,918
Net Change in Unrealized Appreciation (Depreciation)	290,224	447,904	320,140	276,694

Net Gain (Loss) on Investment	376,352	1,019,514	852,041	590,612

Net Increase (Decrease) in Net Assets Resulting from Operations	368,381	965,611	845,471	567,853

Increase (Decrease) in Net Assets from Contract Transactions	(172,335)	(354,936)	(359,673)	(182,579)

Total Increase (Decrease) in Net Assets	196,046	610,675	485,798	385,274

Net Assets as of December 31, 2021:	$1,645,277	$4,386,692	$3,435,667	$2,743,289

Investment Income:
Reinvested Dividends	21,177	-	40,723	14,939
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,038	42,948	38,934	29,956

Net Investment Income (Loss)	1,139	(42,948)	1,789	(15,017)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	241,028	385,204	175,319	666,409
Realized Gain (Loss) on Investments	29,431	302,713	206,723	(44,620)

Net Realized Capital Gains (Losses) on Investments	270,459	687,917	382,042	621,789
Net Change in Unrealized Appreciation (Depreciation)	(361,508)	(1,885,501)	(929,164)	(1,128,667)

Net Gain (Loss) on Investment	(91,049)	(1,197,584)	(547,122)	(506,878)

Net Increase (Decrease) in Net Assets Resulting from Operations	(89,910)	(1,240,532)	(545,333)	(521,895)

Increase (Decrease) in Net Assets from Contract Transactions	(97,762)	(384,816)	(236,598)	(126,990)

Total Increase (Decrease) in Net Assets	(187,672)	(1,625,348)	(781,931)	(648,885)

Net Assets as of December 31, 2022:	$1,457,605	$2,761,344	$2,653,736	$2,094,404

See Accompanying Notes.	5

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	BNY Mellon VIF Opportunistic Small Cap Initial Shares Subaccount	Invesco V.I. High Yield Series I Shares Subaccount	Janus Henderson - Balanced Institutional Shares Subaccount	Janus Henderson - Global Research Institutional Shares Subaccount

Net Assets as of December 31, 2020:	$1,143,534	$455,567	$6,466,972	$2,418,179

Investment Income:
Reinvested Dividends	1,385	18,244	74,033	12,765
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,602	5,386	89,299	33,442

Net Investment Income (Loss)	(15,217)	12,858	(15,266)	(20,677)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	37,594	116,118
Realized Gain (Loss) on Investments	80,889	(72)	324,063	213,716

Net Realized Capital Gains (Losses) on Investments	80,889	(72)	361,657	329,834
Net Change in Unrealized Appreciation (Depreciation)	104,663	(1,525)	622,758	69,998

Net Gain (Loss) on Investment	185,552	(1,597)	984,415	399,832

Net Increase (Decrease) in Net Assets Resulting from Operations	170,335	11,261	969,149	379,155

Increase (Decrease) in Net Assets from Contract Transactions	(139,231)	(83,137)	(470,210)	(288,573)

Total Increase (Decrease) in Net Assets	31,104	(71,876)	498,939	90,582

Net Assets as of December 31, 2021:	$1,174,638	$383,691	$6,965,911	$2,508,761

Investment Income:
Reinvested Dividends	-	14,071	80,394	32,170
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,502	4,169	77,658	26,705

Net Investment Income (Loss)	(13,502)	9,902	2,736	5,465

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	207,917	-	177,151	210,121
Realized Gain (Loss) on Investments	23,436	(4,319)	225,092	139,065

Net Realized Capital Gains (Losses) on Investments	231,353	(4,319)	402,243	349,186
Net Change in Unrealized Appreciation (Depreciation)	(423,883)	(42,921)	(1,607,383)	(853,178)

Net Gain (Loss) on Investment	(192,530)	(47,240)	(1,205,140)	(503,992)

Net Increase (Decrease) in Net Assets Resulting from Operations	(206,032)	(37,338)	(1,202,404)	(498,527)

Increase (Decrease) in Net Assets from Contract Transactions	(48,412)	(61,330)	(536,804)	(206,534)

Total Increase (Decrease) in Net Assets	(254,444)	(98,668)	(1,739,208)	(705,061)

Net Assets as of December 31, 2022:	$920,194	$285,023	$5,226,703	$1,803,700

See Accompanying Notes.	6

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MFS® Growth Initial Class Subaccount	MFS® Investors Trust Initial Class Subaccount	MFS® Research Initial Class Subaccount	MS VIF Core Plus Fixed Income Class I Shares Subaccount

Net Assets as of December 31, 2020:	$2,400,024	$1,275,910	$551,587	$932,740

Investment Income:
Reinvested Dividends	-	7,831	3,179	30,976
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,668	17,683	7,941	10,851

Net Investment Income (Loss)	(32,668)	(9,852)	(4,762)	20,125

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	321,791	39,378	33,304	51,340
Realized Gain (Loss) on Investments	295,310	136,006	58,508	10,404

Net Realized Capital Gains (Losses) on Investments	617,101	175,384	91,812	61,744
Net Change in Unrealized Appreciation (Depreciation)	(107,478)	131,332	36,790	(98,395)

Net Gain (Loss) on Investment	509,623	306,716	128,602	(36,651)

Net Increase (Decrease) in Net Assets Resulting from Operations	476,955	296,864	123,840	(16,526)

Increase (Decrease) in Net Assets from Contract Transactions	(355,889)	(284,100)	(101,716)	(162,459)

Total Increase (Decrease) in Net Assets	121,066	12,764	22,124	(178,985)

Net Assets as of December 31, 2021:	$2,521,090	$1,288,674	$573,711	$753,755

Investment Income:
Reinvested Dividends	-	6,894	1,930	26,369
Investment Expense:
Mortality and Expense Risk and Administrative Charges	23,292	14,177	6,035	8,914

Net Investment Income (Loss)	(23,292)	(7,283)	(4,105)	17,455

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	195,480	132,151	50,363	11,773
Realized Gain (Loss) on Investments	306,342	46,301	20,745	(10,579)

Net Realized Capital Gains (Losses) on Investments	501,822	178,452	71,108	1,194
Net Change in Unrealized Appreciation (Depreciation)	(1,245,738)	(392,210)	(166,098)	(134,593)

Net Gain (Loss) on Investment	(743,916)	(213,758)	(94,990)	(133,399)

Net Increase (Decrease) in Net Assets Resulting from Operations	(767,208)	(221,041)	(99,095)	(115,944)

Increase (Decrease) in Net Assets from Contract Transactions	(341,121)	(135,631)	(107,184)	(25,806)

Total Increase (Decrease) in Net Assets	(1,108,329)	(356,672)	(206,279)	(141,750)

Net Assets as of December 31, 2022:	$1,412,761	$932,002	$367,432	$612,005

See Accompanying Notes.	7

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-6

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2022 and 2021

	MS VIF Emerging Markets Equity Class I Shares Subaccount	MS VIF Global Strategist Class I Shares Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA WMC US Growth Initial Class Subaccount

Net Assets as of December 31, 2020:	$427,720	$370,298	$1,278,796	$13,330,583

Investment Income:
Reinvested Dividends	3,479	7,108	45	10,688
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,598	5,217	16,703	185,133

Net Investment Income (Loss)	(2,119)	1,891	(16,658)	(174,445)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	12,976	-	1,975,430
Realized Gain (Loss) on Investments	20,026	2,681	-	767,344

Net Realized Capital Gains (Losses) on Investments	20,026	15,657	-	2,742,774
Net Change in Unrealized Appreciation (Depreciation)	(9,561)	8,104	-	(157,155)

Net Gain (Loss) on Investment	10,465	23,761	-	2,585,619

Net Increase (Decrease) in Net Assets Resulting from Operations	8,346	25,652	(16,658)	2,411,174

Increase (Decrease) in Net Assets from Contract Transactions	(56,896)	(2,847)	(64,064)	(1,443,024)

Total Increase (Decrease) in Net Assets	(48,550)	22,805	(80,722)	968,150

Net Assets as of December 31, 2021:	$379,170	$393,103	$1,198,074	$14,298,733

Investment Income:
Reinvested Dividends	1,156	-	18,930	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,690	4,425	18,066	143,263

Net Investment Income (Loss)	(2,534)	(4,425)	864	(143,263)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,917	57,653	-	1,787,605
Realized Gain (Loss) on Investments	5,278	1,113	-	363,796

Net Realized Capital Gains (Losses) on Investments	33,195	58,766	-	2,151,401
Net Change in Unrealized Appreciation (Depreciation)	(126,883)	(123,761)	-	(6,493,670)

Net Gain (Loss) on Investment	(93,688)	(64,995)	-	(4,342,269)

Net Increase (Decrease) in Net Assets Resulting from Operations	(96,222)	(69,420)	864	(4,485,532)

Increase (Decrease) in Net Assets from Contract Transactions	(46,376)	(19,419)	127,951	(927,908)

Total Increase (Decrease) in Net Assets	(142,598)	(88,839)	128,815	(5,413,440)

Net Assets as of December 31, 2022:	$236,572	$304,264	$1,326,889	$8,885,293

See Accompanying Notes.	8

(1) See Footnote 1

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2022

1.  Organization

Separate Account VA-6 (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Classic® and CatalystSM Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.:	AB Variable Products Series Fund, Inc.:
AB Growth and Income Class A Shares	AB Growth and Income Portfolio Class A Shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
The Alger Portfolios:	The Alger Portfolios:
Alger Growth & Income Class I-2 Shares	Alger Growth & Income Portfolio Class I-2 Shares
BNY Mellon Variable Investment Funds	BNY Mellon Variable Investment Funds
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Initial Shares
BNY Mellon VIF Opportunistic Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) :
Invesco V.I. High Yield Series I Shares	Invesco V.I. High Yield Fund Series I Shares
Janus Aspen Series:	Janus Aspen Series:
Janus Henderson - Balanced Institutional Shares	Janus Henderson - Balanced Portfolio Institutional Shares
Janus Henderson - Global Research Institutional Shares	Janus Henderson - Global Research Portfolio Institutional Shares
MFS® Variable Insurance Trust:	MFS® Variable Insurance Trust:
MFS® Growth Initial Class	MFS® Growth Series Initial Class
MFS® Investors Trust Initial Class	MFS® Investors Trust Series Initial Class
MFS® Research Initial Class	MFS® Research Series Initial Class
Morgan Stanley Variable Insurance Fund, Inc.	Morgan Stanley Variable Insurance Fund, Inc.
MS VIF Core Plus Fixed Income Class I Shares	MS VIF Core Plus Fixed Income Class I Shares
MS VIF Emerging Markets Equity Class I Shares	MS VIF Emerging Markets Equity Class I Shares
MS VIF Global Strategist Class I Shares	MS VIF Global Strategist Class I Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class

9

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2022

2.  Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2022.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

10

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2022

3.  Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales

AB Growth and Income Class A Shares	$265,225	$120,819

AB Large Cap Growth Class A Shares	399,473	442,034

Alger Growth & Income Class I-2 Shares	280,684	340,175

BNY Mellon VIF Appreciation Initial Shares	681,513	157,110

BNY Mellon VIF Opportunistic Small Cap Initial Shares	213,594	67,591

Invesco V.I. High Yield Series I Shares	18,482	69,911

Janus Henderson - Balanced Institutional Shares	303,837	660,758

Janus Henderson - Global Research Institutional Shares	280,848	271,795

MFS® Growth Initial Class	272,433	441,365

MFS® Investors Trust Initial Class	141,478	152,240

MFS® Research Initial Class	52,340	113,267

MS VIF Core Plus Fixed Income Class I Shares	89,223	85,800

MS VIF Emerging Markets Equity Class I Shares	88,460	109,454

MS VIF Global Strategist Class I Shares	57,653	23,844

TA BlackRock Government Money Market Initial Class	325,708	196,872

TA WMC US Growth Initial Class	1,851,941	1,135,495

11

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

4.  Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Growth and Income Class A Shares	62	(2,075)	(2,013)	72	(3,719)	(3,647)

AB Large Cap Growth Class A Shares	224	(7,030)	(6,806)	-	(6,033)	(6,033)

Alger Growth & Income Class I-2 Shares	1,327	(6,251)	(4,924)	1,451	(8,620)	(7,169)

BNY Mellon VIF Appreciation Initial Shares	9	(2,817)	(2,808)	4,067	(8,014)	(3,947)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	183	(1,843)	(1,660)	14	(4,133)	(4,119)

Invesco V.I. High Yield Series I Shares	3,105	(47,684)	(44,579)	14,929	(74,197)	(59,268)

Janus Henderson - Balanced Institutional Shares	810	(10,869)	(10,059)	4,121	(12,304)	(8,183)

Janus Henderson - Global Research Institutional Shares	1,190	(7,843)	(6,653)	1,523	(10,069)	(8,546)

MFS® Growth Initial Class	1,253	(7,022)	(5,769)	22	(5,487)	(5,465)

MFS® Investors Trust Initial Class	59	(3,616)	(3,557)	1,403	(8,350)	(6,947)

MFS® Research Initial Class	2	(2,470)	(2,468)	1	(2,103)	(2,102)

MS VIF Core Plus Fixed Income Class I Shares	2,488	(3,865)	(1,377)	513	(8,088)	(7,575)

MS VIF Emerging Markets Equity Class I Shares	2,250	(4,088)	(1,838)	302	(2,025)	(1,723)

MS VIF Global Strategist Class I Shares	-	(1,036)	(1,036)	165	(299)	(134)

TA BlackRock Government Money Market Initial Class	283,521	(165,926)	117,595	48,625	(107,196)	(58,571)

TA WMC US Growth Initial Class	1,089	(15,778)	(14,689)	3,666	(23,211)	(19,545)

12

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2022			Year Ended December 31, 2021
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Growth and Income Class A Shares	$3,129	$(100,891)	$(97,762)	$3,438	$(175,773)	$(172,335)

AB Large Cap Growth Class A Shares	14,420	(399,236)	(384,816)	-	(354,936)	(354,936)

Alger Growth & Income Class I-2 Shares	64,964	(301,562)	(236,598)	64,985	(424,658)	(359,673)

BNY Mellon VIF Appreciation Initial Shares	416	(127,406)	(126,990)	186,387	(368,966)	(182,579)

BNY Mellon VIF Opportunistic Small Cap Initial Shares	5,751	(54,163)	(48,412)	459	(139,690)	(139,231)

Invesco V.I. High Yield Series I Shares	4,451	(65,781)	(61,330)	21,167	(104,304)	(83,137)

Janus Henderson - Balanced Institutional Shares	47,444	(584,248)	(536,804)	233,203	(703,413)	(470,210)

Janus Henderson - Global Research Institutional Shares	39,045	(245,579)	(206,534)	47,947	(336,520)	(288,573)

MFS® Growth Initial Class	77,862	(418,983)	(341,121)	1,350	(357,239)	(355,889)

MFS® Investors Trust Initial Class	2,505	(138,136)	(135,631)	50,709	(334,809)	(284,100)

MFS® Research Initial Class	64	(107,248)	(107,184)	43	(101,759)	(101,716)

MS VIF Core Plus Fixed Income Class I Shares	51,263	(77,069)	(25,806)	11,196	(173,655)	(162,459)

MS VIF Emerging Markets Equity Class I Shares	59,474	(105,850)	(46,376)	10,297	(67,193)	(56,896)

MS VIF Global Strategist Class I Shares	8	(19,427)	(19,419)	3,481	(6,328)	(2,847)

TA BlackRock Government Money Market Initial Class	307,863	(179,912)	127,951	53,345	(117,409)	(64,064)

TA WMC US Growth Initial Class	73,712	(1,001,620)	(927,908)	255,707	(1,698,731)	(1,443,024)

13

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2022

5.  Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31				For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Growth and Income Class A Shares
12/31/2022	30,027	$48.54 to	$48.54	$1,457,605	1.41%	1.35 % to	1.35%	(5.47) % to	(5.47)%
12/31/2021	32,040	51.35 to	51.35	1,645,277	0.84	1.35 to	1.35	26.45 to	26.45
12/31/2020	35,687	40.61 to	40.61	1,449,231	1.52	1.35 to	1.35	1.35 to	1.35
12/31/2019	43,547	40.07 to	40.07	1,744,793	1.25	1.35 to	1.35	22.26 to	22.26
12/31/2018	48,654	32.77 to	32.77	1,594,443	0.99	1.35 to	1.35	(6.87) to	(6.87)
AB Large Cap Growth Class A Shares
12/31/2022	56,435	48.93 to	48.93	2,761,344	-	1.35 to	1.35	(29.46) to	(29.46)
12/31/2021	63,241	69.37 to	69.37	4,386,692	-	1.35 to	1.35	27.26 to	27.26
12/31/2020	69,274	54.51 to	54.51	3,776,017	-	1.35 to	1.35	33.68 to	33.68
12/31/2019	78,868	40.78 to	40.78	3,215,868	-	1.35 to	1.35	32.90 to	32.90
12/31/2018	83,925	30.68 to	30.68	2,574,862	-	1.35 to	1.35	1.20 to	1.20
Alger Growth & Income Class I-2 Shares
12/31/2022	57,199	46.39 to	46.39	2,653,736	1.40	1.35 to	1.35	(16.11) to	(16.11)
12/31/2021	62,123	55.30 to	55.30	3,435,667	1.14	1.35 to	1.35	29.91 to	29.91
12/31/2020	69,292	42.57 to	42.57	2,949,869	1.40	1.35 to	1.35	13.35 to	13.35
12/31/2019	71,549	37.56 to	37.56	2,687,237	1.60	1.35 to	1.35	27.75 to	27.75
12/31/2018	76,579	29.40 to	29.40	2,251,413	1.65	1.35 to	1.35	(5.89) to	(5.89)
BNY Mellon VIF Appreciation Initial Shares
12/31/2022	47,659	43.95 to	43.95	2,094,404	0.67	1.35 to	1.35	(19.15) to	(19.15)
12/31/2021	50,467	54.36 to	54.36	2,743,289	0.44	1.35 to	1.35	25.44 to	25.44
12/31/2020	54,414	43.33 to	43.33	2,358,015	0.78	1.35 to	1.35	22.04 to	22.04
12/31/2019	60,955	35.51 to	35.51	2,164,395	1.16	1.35 to	1.35	34.28 to	34.28
12/31/2018	66,014	26.44 to	26.44	1,745,559	1.23	1.35 to	1.35	(8.10) to	(8.10)
BNY Mellon VIF Opportunistic Small Cap Initial Shares
12/31/2022	33,054	27.84 to	27.84	920,194	-	1.35 to	1.35	(17.73) to	(17.73)
12/31/2021	34,714	33.84 to	33.84	1,174,638	0.11	1.35 to	1.35	14.91 to	14.91
12/31/2020	38,833	29.45 to	29.45	1,143,534	0.65	1.35 to	1.35	18.30 to	18.30
12/31/2019	42,999	24.89 to	24.89	1,070,369	-	1.35 to	1.35	20.16 to	20.16
12/31/2018	45,455	20.72 to	20.72	941,701	-	1.35 to	1.35	(20.16) to	(20.16)
Invesco V.I. High Yield Series I Shares
12/31/2022	221,384	1.29 to	1.29	285,023	4.52	1.35 to	1.35	(10.76) to	(10.76)
12/31/2021	265,963	1.44 to	1.44	383,691	4.55	1.35 to	1.35	2.99 to	2.99
12/31/2020	325,231	1.40 to	1.40	455,567	5.95	1.35 to	1.35	1.94 to	1.94
12/31/2019	355,181	1.37 to	1.37	488,049	5.70	1.35 to	1.35	12.00 to	12.00
12/31/2018	412,258	1.23 to	1.23	505,792	4.75	1.35 to	1.35	(4.65) to	(4.65)
Janus Henderson - Balanced Institutional Shares
12/31/2022	101,244	51.62 to	51.62	5,226,703	1.39	1.35 to	1.35	(17.51) to	(17.51)
12/31/2021	111,303	62.59 to	62.59	6,965,911	1.11	1.35 to	1.35	15.63 to	15.63
12/31/2020	119,486	54.12 to	54.12	6,466,972	2.42	1.35 to	1.35	12.79 to	12.79
12/31/2019	124,789	47.99 to	47.99	5,988,155	1.90	1.35 to	1.35	20.96 to	20.96
12/31/2018	134,457	39.67 to	39.67	5,334,233	2.17	1.35 to	1.35	(0.67) to	(0.67)
Janus Henderson - Global Research Institutional Shares
12/31/2022	62,769	28.74 to	28.74	1,803,700	1.61	1.35 to	1.35	(20.48) to	(20.48)
12/31/2021	69,422	36.14 to	36.14	2,508,761	0.51	1.35 to	1.35	16.52 to	16.52
12/31/2020	77,968	31.02 to	31.02	2,418,179	0.82	1.35 to	1.35	18.46 to	18.46
12/31/2019	83,894	26.18 to	26.18	2,196,487	1.00	1.35 to	1.35	27.32 to	27.32
12/31/2018	91,335	20.56 to	20.56	1,878,115	1.11	1.35 to	1.35	(8.11) to	(8.11)

14

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

	At December 31				For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio		Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest		Total Return*** Corresponding to Lowest to Highest Expense Ratio

MFS® Growth Initial Class
12/31/2022	28,313	$49.90 to	$49.90	$1,412,761	-%	1.35 % to	1.35%	(32.54) % to	(32.54	) %
12/31/2021	34,082	73.97 to	73.97	2,521,090	-	1.35 to	1.35	21.89 to	21.89
12/31/2020	39,547	60.69 to	60.69	2,400,024	-	1.35 to	1.35	30.10 to	30.10
12/31/2019	41,632	46.65 to	46.65	1,942,029	-	1.35 to	1.35	36.31 to	36.31
12/31/2018	46,917	34.22 to	34.22	1,605,568	0.09	1.35 to	1.35	1.29 to	1.29
MFS® Investors Trust Initial Class
12/31/2022	25,530	36.51 to	36.51	932,002	0.65	1.35 to	1.35	(17.60) to	(17.60)
12/31/2021	29,087	44.30 to	44.30	1,288,674	0.59	1.35 to	1.35	25.12 to	25.12
12/31/2020	36,034	35.41 to	35.41	1,275,910	0.62	1.35 to	1.35	12.35 to	12.35
12/31/2019	42,851	31.52 to	31.52	1,350,472	0.69	1.35 to	1.35	29.83 to	29.83
12/31/2018	45,531	24.27 to	24.27	1,105,265	0.63	1.35 to	1.35	(6.75) to	(6.75)
MFS® Research Initial Class
12/31/2022	8,960	41.01 to	41.01	367,432	0.43	1.35 to	1.35	(18.31) to	(18.31)
12/31/2021	11,428	50.20 to	50.20	573,711	0.54	1.35 to	1.35	23.14 to	23.14
12/31/2020	13,530	40.77 to	40.77	551,587	0.72	1.35 to	1.35	15.04 to	15.04
12/31/2019	14,615	35.44 to	35.44	517,928	0.78	1.35 to	1.35	31.18 to	31.18
12/31/2018	16,691	27.02 to	27.02	450,904	0.71	1.35 to	1.35	(5.65) to	(5.65)
MS VIF Core Plus Fixed Income Class I Shares
12/31/2022	33,526	18.25 to	18.25	612,005	3.96	1.35 to	1.35	(15.47) to	(15.47)
12/31/2021	34,903	21.60 to	21.60	753,755	3.84	1.35 to	1.35	(1.65) to	(1.65)
12/31/2020	42,478	21.96 to	21.96	932,740	2.61	1.35 to	1.35	6.36 to	6.36
12/31/2019	71,323	20.64 to	20.64	1,472,439	4.05	1.35 to	1.35	9.40 to	9.40
12/31/2018	80,500	18.87 to	18.87	1,519,049	2.50	1.35 to	1.35	(1.98) to	(1.98)
MS VIF Emerging Markets Equity Class I Shares
12/31/2022	9,945	23.79 to	23.79	236,572	0.42	1.35 to	1.35	(26.08) to	(26.08)
12/31/2021	11,783	32.18 to	32.18	379,170	0.83	1.35 to	1.35	1.61 to	1.61
12/31/2020	13,506	31.67 to	31.67	427,720	1.35	1.35 to	1.35	12.91 to	12.91
12/31/2019	15,014	28.05 to	28.05	421,103	1.06	1.35 to	1.35	17.99 to	17.99
12/31/2018	15,619	23.77 to	23.77	371,258	0.46	1.35 to	1.35	(18.57) to	(18.57)
MS VIF Global Strategist Class I Shares
12/31/2022	17,598	17.29 to	17.29	304,264	-	1.35 to	1.35	(18.05) to	(18.05)
12/31/2021	18,634	21.10 to	21.10	393,103	1.83	1.35 to	1.35	6.92 to	6.92
12/31/2020	18,768	19.73 to	19.73	370,298	1.44	1.35 to	1.35	9.44 to	9.44
12/31/2019	21,017	18.03 to	18.03	378,905	1.87	1.35 to	1.35	16.20 to	16.20
12/31/2018	22,852	15.51 to	15.51	354,547	1.18	1.35 to	1.35	(7.76) to	(7.76)
TA BlackRock Government Money Market Initial Class
12/31/2022	1,217,766	1.09 to	1.09	1,326,889	1.40	1.35 to	1.35	0.06 to	0.06
12/31/2021	1,100,171	1.09 to	1.09	1,198,074	0.00	1.35 to	1.35	(1.32) to	(1.32)
12/31/2020	1,158,742	1.10 to	1.10	1,278,796	0.21	1.35 to	1.35	(1.05) to	(1.05)
12/31/2019	680,720	1.12 to	1.12	759,221	1.96	1.35 to	1.35	0.61 to	0.61
12/31/2018	729,902	1.11 to	1.11	809,104	1.78	1.35 to	1.35	0.44 to	0.44
TA WMC US Growth Initial Class
12/31/2022	163,031	54.50 to	54.50	8,885,293	-	1.35 to	1.35	(32.26) to	(32.26)
12/31/2021	177,720	80.46 to	80.46	14,298,733	0.08	1.35 to	1.35	19.06 to	19.06
12/31/2020	197,265	67.58 to	67.58	13,330,583	0.11	1.35 to	1.35	35.47 to	35.47
12/31/2019	221,337	49.88 to	49.88	11,041,051	0.13	1.35 to	1.35	38.18 to	38.18
12/31/2018	235,203	36.10 to	36.10	8,490,879	0.48	1.35 to	1.35	(1.13) to	(1.13)

15

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2022

5. Financial Highlights (continued)

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

16

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2022

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge of 1.20% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

17

Transamerica Life Insurance Company

Separate Account VA-6

Notes to Financial Statements

December 31, 2022

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

18